Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway International Small Cap Fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED JUNE 30, 2020

TO THE PROSPECTUS

DATED JANUARY 28, 2020, AS SUPPLEMENTED APRIL 2, 2020 AND JUNE 19, 2020

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN ARE AS DEFINED IN THE PROSPECTUS.

Effective as of July 1, 2020, the Investment Adviser has agreed to revise its expense limit agreement with each Fund as indicated in the tables and examples below.

The International Value Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares will be 0.05% lower than the current Total Annual Fund Operating Expenses due to the reduced limit.

The Global Value Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares will be 0.20% lower than the current Total Annual Fund Operating Expenses After Expense Reimbursement due to the reduced limit.

The Emerging Markets Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares will be 0.06% lower than the current Total Annual Fund Operating Expenses due to the reduced limit.

The International Opportunities Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares will be 0.10% lower than the current Total Annual Fund Operating Expenses After Expense Reimbursement due to the reduced limit.

The International Small Cap Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares will be 0.05% lower than the current Total Annual Fund Operating Expenses After Expense Reimbursement due to the reduced limit.

Accordingly, each Fund’s table in the Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under each Fund’s “Example” are superseded and replaced in their entirety with the below.

Causeway International Value Fund

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.10%	0.10%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses	0.90%	1.15%

Expense Reimbursement (1)	0.05%	0.05%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.85%	1.10%

(1) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2022 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$279	$490	$1,100
Investor Class	$112	$357	$625	$1,390

Causeway Global Value Fund

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.28%	0.28%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses	1.08%	1.33%

Expense Reimbursement (1)	0.23%	0.23%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.85%	1.10%

(1) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.    The example reflects the effect of the expense limit agreement through January 31, 2022 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$307	$560	$1,284
Investor Class	$112	$385	$694	$1,569

Causeway Emerging Markets Fund

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	1.00%	1.00%

Other Expenses	0.16%	0.16%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses	1.16%	1.41%

Expense Reimbursement (1)	0.06%	0.06%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.10%	1.35%

(1) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2022 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$359	$629	$1,401
Investor Class	$137	$437	$762	$1,683

Causeway International Opportunities Fund

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.26%	0.26%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses	1.06%	1.31%

Expense Reimbursement (1)	0.11%	0.11%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.95%	1.20%

(1) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.95% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2022 only, and assumes no expense limit after that time.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$320	$568	$1,278
Investor Class	$122	$398	$702	$1,564

Causeway International Small Cap Fund

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees

(fees paid directly from your investment)

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	1.00%	1.00%

Other Expenses	0.51%	0.51%

Shareholder Service Fees	None	0.25%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses (1)	1.53%	1.78%

Expense Reimbursement (2)	0.41%	0.41%

Total Annual Fund Operating Expenses After Expense Reimbursement (2)	1.12%	1.37%

(1) “Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.

(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2022 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$114	$418	$771	$1,767
Investor Class	$139	$496	$903	$2,040

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-055-0100